LOANS AND ADVANCES TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LOANS AND ADVANCES TO CUSTOMERS, NET
Schedule of loans and financial leasing operating portfolio

The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2020 and 2019:

Composition	December 31, 2020	December 31, 2019
In millions of COP
Commercial	98,659,287	92,768,553
Consumer	41,055,939	39,700,670
Mortgage	25,959,112	23,983,283
Financial Leases(1)	24,503,317	24,550,829
Small Business Loans	1,232,075	1,279,408
Total gross loans and advances to customers	191,409,730	182,282,743
Total allowance	(16,616,043)	(10,929,395)
Total Net loans and advances to customers	174,793,687	171,353,348
(1)	See note 7.1 Lessor.

Schedule of the changes in the allowance for loans and advances and lease losses

The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2020, 2019 and 2018:

As of December 31, 2020

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2020	5,456,993	3,445,818	860,665	1,025,403	140,516	10,929,395
+ Recovery of charged - off loans	118,196	256,836	15,943	44,381	1,552	436,908
+ Credit impairment charges on loans, advances and financial leases, net(1)	2,406,228	3,745,662	163,527	903,191	117,147	7,335,755
+ Adjusted stage 3(1)(2)	213,214	203,420	39,793	63,240	9,907	529,574
- Charges-off	(527,318)	(1,875,355)	(89,727)	(40,150)	(67,853)	(2,600,403)
+/- Translation adjustment	6,407	(22,951)	2,314	(32)	(924)	(15,186)
Balance at December 31, 2020	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
(1)	The increases are mostly due to the consequences of the COVID-19 pandemic in 2020. For more information see note 31. Risk management.
(2)	It is recognized as a lower value of Interest Income on loans and financial leases in Consolidated Statement of Income, according with IFRS 9.

As of December 31, 2019

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2019	5,360,833	2,892,891	853,764	990,970	137,373	10,235,831
+/- Loan purchases / Loan sales(1)	(4,332)	-	-	(1,557)	-	(5,889)
+ Recovery of charged - off loans	139,268	317,722	33,869	57,057	3,734	551,650
+ Credit impairment charges on loans, advances and financial leases, net	1,299,379	1,971,037	33,808	25,130	55,827	3,385,181
+ Adjusted stage 3	223,824	148,001	42,495	50,119	9,277	473,716
- Charges-off	(1,572,113)	(1,890,490)	(104,720)	(97,148)	(65,909)	(3,730,380)
+/- Translation adjustment	10,134	6,657	1,449	832	214	19,286
Balance at December 31, 2019	5,456,993	3,445,818	860,665	1,025,403	140,516	10,929,395
(1)	This item includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.

As of December 31, 2018

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance of period December 31, 2017	4,514,180	2,291,829	645,101	631,402	140,591	8,223,103
+ Effect of adoption of IFRS 9	512,959	237,515	106,692	176,521	1,374	1,035,061
Balance at beginning of period January 1, 2018	5,027,139	2,529,344	751,793	807,923	141,965	9,258,164
+/- Loan purchases / Loan sales(1)	(2,020)	-	-	(377)	-	(2,397)
+ Recovery of charged - off loans	124,865	251,632	22,373	51,808	9,182	459,860
+ Credit impairment charges on loans, advances and financial leases, net	1,463,097	1,943,323	150,873	231,668	62,664	3,851,625
Adjusted stage 3	158,396	71,157	26,502	22,230	7,127	285,412
- Charges-off	(1,468,704)	(2,012,315)	(112,417)	(135,674)	(86,802)	(3,815,912)
+/- Translation adjustment	58,060	109,750	14,640	13,392	3,237	199,079
Balance at December 31, 2018	5,360,833	2,892,891	853,764	990,970	137,373	10,235,831
(1)	This item includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.

Schedule of significant changes in the loans and the allowance for loans losses by category

The following explains the significant changes in the loans and the allowance for loans losses by category during the periods ended at December 31, 2020 and 2019 as a result of applying the expected credit loss model according to IFRS 9:

As of December 31, 2020

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2020	80,068,756	(544,996)	4,763,023	(514,230)	7,936,774	(4,397,767)	92,768,553	(5,456,993)
Transfers of financial instruments:	(3,713,748)	(26,439)	2,187,077	125,585	1,526,671	(99,146)	-	-
Transfers from stage 1 to stage 2	(3,731,056)	38,304	3,731,056	(38,304)	-	-	-	-
Transfers from stage 1 to stage 3	(697,975)	27,097	-	-	697,975	(27,097)	-	-
Transfers from stage 2 to stage 1	708,096	(86,383)	(708,096)	86,383	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(892,418)	112,395	892,418	(112,395)	-	-
Transfers from stage 3 to stage 1	7,187	(5,457)	-	-	(7,187)	5,457	-	-
Transfers from stage 3 to stage 2	-	-	56,535	(34,889)	(56,535)	34,889	-	-
Remeasurement arising from transfer of stage	(57,304)	59,649	(131,960)	(84,391)	(143,019)	(788,544)	(332,283)	(813,286)
Remeasurement from remaining in the stage	(4,653,349)	(77,848)	(261,305)	24,899	50,574	(494,646)	(4,864,080)	(547,595)
Remeasurement due to changes in economics factors	-	(772,811)	-	(293,441)	-	(2,878)	-	(1,069,130)
Remeasurement due to changes in model inputs	-	331,595	-	131,911	-	4,960	-	468,466
Remeasurement due to methodological changes	-	215,377	-	40,491	-	(18,034)	-	237,834
New financial assets purchased/originated(1)	42,257,583	(601,500)	2,628,002	(325,057)	1,098,017	(706,337)	45,983,602	(1,632,894)
Financial assets that have been derecognized	(34,261,422)	202,191	(1,078,837)	124,173	(497,305)	292,603	(35,837,564)	618,967
Charges-off	(4,621)	408	(30,889)	8,392	(491,808)	518,518	(527,318)	527,318
Foreign Exchange and other movements	1,227,550	1,621	128,548	253	112,279	(8,281)	1,468,377	(6,407)
Balance at December 31, 2020	80,863,445	(1,212,753)	8,203,659	(761,415)	9,592,183	(5,699,552)	98,659,287	(7,673,720)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2020	35,957,631	(1,206,691)	1,969,289	(653,426)	1,773,750	(1,585,701)	39,700,670	(3,445,818)
Transfers of financial instruments:	(3,707,605)	73,070	2,272,046	(40,762)	1,435,559	(32,308)	-	-
Transfers from stage 1 to stage 2	(2,770,159)	161,268	2,770,159	(161,268)	-	-	-	-
Transfers from stage 1 to stage 3	(1,383,742)	112,749	-	-	1,383,742	(112,749)	-	-
Transfers from stage 2 to stage 1	335,819	(94,528)	(335,819)	94,528	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(238,526)	91,967	238,526	(91,967)	-	-
Transfers from stage 3 to stage 1	110,477	(106,419)	-	-	(110,477)	106,419	-	-
Transfers from stage 3 to stage 2	-	-	76,232	(65,989)	(76,232)	65,989	-	-
Remeasurement arising from transfer of stage	(57,958)	93,488	27,810	(701,575)	321,896	(2,088,963)	291,748	(2,697,050)
Remeasurement from remaining in the stage	(2,464,765)	(174,482)	(42,505)	(77,187)	(6,527)	(11,317)	(2,513,797)	(262,986)
Remeasurement due to changes in economics factors	-	(193,515)	-	(78,723)	-	14,943	-	(257,295)
Remeasurement due to changes in model inputs	-	(229,585)	-	(56,358)	-	(9,317)	-	(295,260)
Remeasurement due to methodological changes	-	174,522	-	5,783	-	13	-	180,318
New financial assets purchased/originated(1)	11,872,373	(581,092)	1,007,026	(343,514)	465,788	(393,820)	13,345,187	(1,318,426)
Financial assets that have been derecognized	(7,969,415)	220,085	(269,213)	85,520	(154,352)	139,176	(8,392,980)	444,781
Charges-off	(303,296)	75,717	(404,025)	187,363	(1,168,034)	1,612,275	(1,875,355)	1,875,355
Foreign Exchange and other movements	439,058	(1,600)	39,107	21,223	22,301	3,328	500,466	22,951
Balance at December 31, 2020	33,766,023	(1,750,083)	4,599,535	(1,651,656)	2,690,381	(2,351,691)	41,055,939	(5,753,430)
(1)	Includes financial assets purchased, originated and restructured.

Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2020	21,069,884	(103,962)	1,857,427	(173,512)	1,623,518	(747,929)	24,550,829	(1,025,403)
Transfers of financial instruments:	(2,110,496)	(7,637)	864,373	72,160	1,246,123	(64,523)	-	-
Transfers from stage 1 to stage 2	(1,795,460)	14,441	1,795,460	(14,441)	-	-	-	-
Transfers from stage 1 to stage 3	(595,521)	8,606	-	-	595,521	(8,606)	-	-
Transfers from stage 2 to stage 1	271,917	(27,677)	(271,917)	27,677	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(694,294)	70,158	694,294	(70,158)	-	-
Transfers from stage 3 to stage 1	8,568	(3,007)	-	-	(8,568)	3,007	-	-
Transfers from stage 3 to stage 2	-	-	35,124	(11,234)	(35,124)	11,234	-	-
Remeasurement arising from transfer of stage	(15,234)	25,467	(21,789)	(175,238)	(32,869)	(596,970)	(69,892)	(746,741)
Remeasurement from remaining in the stage	(1,495,273)	(44,438)	(27,939)	(24,127)	16,038	(130,711)	(1,507,174)	(199,276)
Remeasurement due to changes in economics factors	-	(37,766)	-	(25,905)	-	(1,631)	-	(65,302)
Remeasurement due to changes in model inputs	-	30,674	-	19,613	-	(7,119)	-	43,168
Remeasurement due to methodological changes	-	(42,164)	-	(431)	-	(1,754)	-	(44,349)
New financial assets purchased/originated(1)	2,652,974	(32,284)	201,858	(20,383)	26,014	(13,934)	2,880,846	(66,601)
Financial assets that have been derecognized	(1,447,843)	7,161	(94,995)	15,893	(101,053)	45,235	(1,643,891)	68,289
Charges-off	(245)	6	(9,645)	737	(30,260)	39,407	(40,150)	40,150
Foreign Exchange and other movements	327,409	872	2,839	743	2,501	(1,583)	332,749	32
Balance at December 31, 2020	18,981,176	(204,071)	2,772,129	(310,450)	2,750,012	(1,481,512)	24,503,317	(1,996,033)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2020	21,584,674	(115,817)	1,340,380	(166,255)	1,058,229	(578,593)	23,983,283	(860,665)
Transfers of financial instruments:	(1,953,986)	(37,087)	1,751,078	17,155	202,908	19,932	-	-
Transfers from stage 1 to stage 2	(2,107,576)	16,759	2,107,576	(16,759)	-	-	-	-
Transfers from stage 1 to stage 3	(158,243)	5,534	-	-	158,243	(5,534)	-	-
Transfers from stage 2 to stage 1	257,791	(36,111)	(257,791)	36,111	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(193,935)	29,595	193,935	(29,595)	-	-
Transfers from stage 3 to stage 1	54,042	(23,269)	-	-	(54,042)	23,269	-	-
Transfers from stage 3 to stage 2	-	-	95,228	(31,792)	(95,228)	31,792	-	-
Remeasurement arising from transfer of stage	(29,583)	45,506	(14,999)	(68,139)	55,225	(162,553)	10,643	(185,186)
Remeasurement from remaining in the stage	(670,018)	(1,610)	(29,867)	28,275	37,035	(95,904)	(662,850)	(69,239)
Remeasurement due to changes in economics factors	-	(12,789)	-	(88,897)	-	57,295	-	(44,391)
Remeasurement due to changes in model inputs	-	(63,963)	-	19,573	-	(17,785)	-	(62,175)
Remeasurement due to methodological changes	-	77,559	-	27,589	-	-	-	105,148
New financial assets purchased/originated(1)	3,405,877	(19,252)	83,612	(8,025)	12,878	(6,318)	3,502,367	(33,595)
Financial assets that have been derecognized	(1,126,329)	6,450	(62,141)	7,996	(103,654)	55,729	(1,292,124)	70,175
Charges-off	(823)	13	(101)	82	(88,803)	89,632	(89,727)	89,727
Foreign Exchange and other movements	466,751	(513)	25,728	(491)	15,041	(1,310)	507,520	(2,314)
Balance at December 31, 2020	21,676,563	(121,503)	3,093,690	(231,137)	1,188,859	(639,875)	25,959,112	(992,515)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2020	1,088,656	(39,456)	70,219	(16,615)	120,533	(84,445)	1,279,408	(140,516)
Transfers of financial instruments:	(115,997)	5,969	28,366	2,844	87,631	(8,813)	-	-
Transfers from stage 1 to stage 2	(58,455)	3,597	58,455	(3,597)	-	-	-	-
Transfers from stage 1 to stage 3	(71,502)	5,749	-	-	71,502	(5,749)	-	-
Transfers from stage 2 to stage 1	6,941	(1,847)	(6,941)	1,847	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(25,717)	6,015	25,717	(6,015)	-	-
Transfers from stage 3 to stage 1	7,019	(1,530)	-	-	(7,019)	1,530	-	-
Transfers from stage 3 to stage 2	-	-	2,569	(1,421)	(2,569)	1,421	-	-
Remeasurement arising from transfer of stage	(2,093)	2,523	(7,658)	(11,680)	(24,797)	(66,242)	(34,548)	(75,399)
Remeasurement from remaining in the stage	(119,612)	4,178	(1,359)	(2,026)	(278)	(12,344)	(121,249)	(10,192)
Remeasurement due to changes in economics factors	-	(19,442)	-	(522)	-	486	-	(19,478)
Remeasurement due to changes in model inputs	-	12,172	-	1,348	-	252	-	13,772
Remeasurement due to methodological changes	-	(326)	-	72	-	-	-	(254)
New financial assets purchased/originated(1)	359,511	(18,809)	39,573	(12,742)	26,816	(20,925)	425,900	(52,476)
Financial assets that have been derecognized	(256,947)	7,606	(9,387)	2,433	(7,390)	5,382	(273,724)	15,421
Charges-off	(8,010)	653	(11,606)	3,428	(48,237)	63,772	(67,853)	67,853
Foreign Exchange and other movements	20,314	269	1,507	131	2,320	524	24,141	924
Balance at December 31, 2020	965,822	(44,663)	109,655	(33,329)	156,598	(122,353)	1,232,075	(200,345)
(1)	Includes financial assets purchased, originated and restructured.

As of December 31, 2019

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	83,632,770	(522,230)	3,214,860	(358,473)	7,753,018	(4,480,130)	94,600,648	(5,360,833)
Transfers of financial instruments:	(3,379,040)	(59,345)	1,490,896	(16,514)	1,888,144	75,859	-	-
Transfers from stage 1 to stage 2	(2,346,307)	20,143	2,346,307	(20,143)	-	-	-	-
Transfers from stage 1 to stage 3	(1,639,408)	25,881	-	-	1,639,408	(25,881)	-	-
Transfers from stage 2 to stage 1	567,870	(90,503)	(567,870)	90,503	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(531,867)	49,065	531,867	(49,065)	-	-
Transfers from stage 3 to stage 1	38,805	(14,866)	-	-	(38,805)	14,866	-	-
Transfers from stage 3 to stage 2	-	-	244,326	(135,939)	(244,326)	135,939	-	-
Remeasurement arising from transfer of stage	(69,103)	73,117	(180,970)	(35,733)	(79,264)	(975,050)	(329,337)	(937,666)
Remeasurement from remaining in the stage	(6,053,045)	51,741	(107,835)	28,901	(329,883)	(394,399)	(6,490,763)	(313,757)
Remeasurement due to changes in economics factors	-	(10,026)	-	(22,778)	-	1,184	-	(31,620)
Remeasurement due to changes in model inputs	-	(3,710)	-	17,351	-	(9,551)	-	4,090
Remeasurement due to methodological changes	-	39,705	-	(25,887)	-	(4,023)	-	9,795
New financial assets purchased/originated(1)	45,168,819	(288,705)	1,158,765	(183,524)	1,801,096	(1,110,945)	48,128,680	(1,583,174)
Financial assets that have been derecognized	(39,407,782)	178,138	(788,746)	71,301	(1,636,411)	944,754	(41,832,939)	1,194,193
Charges-off	(63,585)	1,946	(37,362)	11,779	(1,471,166)	1,558,388	(1,572,113)	1,572,113
Foreign Exchange and other movements	239,722	(5,627)	13,415	(653)	11,240	(3,854)	264,377	(10,134)
Balance at December 31, 2019	80,068,756	(544,996)	4,763,023	(514,230)	7,936,774	(4,397,767)	92,768,553	(5,456,993)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	28,666,461	(980,423)	1,758,162	(520,976)	1,568,758	(1,391,492)	31,993,381	(2,892,891)
Transfers of financial instruments:	(1,019,225)	(80,128)	283,945	43,795	735,280	36,333	-	-
Transfers from stage 1 to stage 2	(795,809)	50,864	795,809	(50,864)	-	-	-	-
Transfers from stage 1 to stage 3	(739,010)	54,799	-	-	739,010	(54,799)	-	-
Transfers from stage 2 to stage 1	436,178	(115,024)	(436,178)	115,024	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(167,143)	56,945	167,143	(56,945)	-	-
Transfers from stage 3 to stage 1	79,416	(70,767)	-	-	(79,416)	70,767	-	-
Transfers from stage 3 to stage 2	-	-	91,457	(77,310)	(91,457)	77,310	-	-
Remeasurement arising from transfer of stage	(98,739)	133,169	(102,200)	(121,934)	253,224	(1,695,509)	52,285	(1,684,274)
Remeasurement from remaining in the stage	(2,511,256)	1,038	(70,576)	35,413	(32,301)	10,533	(2,614,133)	46,984
Remeasurement due to changes in economics factors	-	(9,591)	-	3,802	-	735	-	(5,054)
Remeasurement due to changes in model inputs	-	126,465	-	(47,491)	-	4,103	-	83,077
Remeasurement due to methodological changes	-	(32,531)	-	2,937	-	(7,881)	-	(37,475)
New financial assets purchased/originated(1)	19,784,995	(664,927)	764,355	(258,400)	497,769	(434,371)	21,047,119	(1,357,698)
Financial assets that have been derecognized	(8,422,375)	253,971	(355,731)	99,012	(189,520)	164,697	(8,967,626)	517,680
Charges-off	(511,958)	48,659	(315,056)	111,948	(1,063,476)	1,729,883	(1,890,490)	1,890,490
Foreign Exchange and other movements	69,728	(2,393)	6,390	(1,532)	4,016	(2,732)	80,134	(6,657)
Balance at December 31, 2019	35,957,631	(1,206,691)	1,969,289	(653,426)	1,773,750	(1,585,701)	39,700,670	(3,445,818)
(1)	Includes financial assets purchased, originated and restructured.

Financial leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	20,355,961	(104,429)	1,145,165	(179,668)	1,697,078	(706,873)	23,198,204	(990,970)
Transfers of financial instruments:	(1,061,321)	(22,213)	731,304	42,010	330,017	(19,797)	-	-
Transfers from stage 1 to stage 2	(1,048,366)	7,688	1,048,366	(7,688)	-	-	-	-
Transfers from stage 1 to stage 3	(264,298)	4,497	-	-	264,298	(4,497)	-	-
Transfers from stage 2 to stage 1	233,500	(26,504)	(233,500)	26,504	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(186,146)	46,019	186,146	(46,019)	-	-
Transfers from stage 3 to stage 1	17,843	(7,894)	-	-	(17,843)	7,894	-	-
Transfers from stage 3 to stage 2	-	-	102,584	(22,825)	(102,584)	22,825	-	-
Remeasurement arising from transfer of stage	(28,895)	22,751	(63,900)	(58,729)	(31,375)	(143,003)	(124,170)	(178,981)
Remeasurement from remaining in the stage	(1,524,336)	7,477	(72,455)	32,405	(10,924)	(41,790)	(1,607,715)	(1,908)
Remeasurement due to changes in economics factors	-	(1,822)	-	(3,044)	-	(42)	-	(4,908)
Remeasurement due to changes in model inputs	-	2,083	-	661	-	(22,147)	-	(19,403)
Remeasurement due to methodological changes	-	13,701	-	(23,672)	-	(8,793)	-	(18,764)
New financial assets purchased/originated(1)	4,760,874	(30,539)	262,832	(4,919)	23,518	(10,862)	5,047,224	(46,320)
Financial assets that have been derecognized	(1,481,828)	9,126	(143,203)	21,104	(291,926)	109,305	(1,916,957)	139,535
Charges-off	(713)	7	(2,974)	580	(93,461)	96,561	(97,148)	97,148
Foreign Exchange and other movements	50,142	(104)	658	(240)	591	(488)	51,391	(832)
Balance at December 31, 2019	21,069,884	(103,962)	1,857,427	(173,512)	1,623,518	(747,929)	24,550,829	(1,025,403)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	20,280,416	(110,722)	1,513,063	(157,016)	1,077,206	(586,026)	22,870,685	(853,764)
Transfers of financial instruments:	(78,120)	(75,570)	(20,302)	6,849	98,422	68,721	-	-
Transfers from stage 1 to stage 2	(609,598)	9,392	609,598	(9,392)	-	-	-	-
Transfers from stage 1 to stage 3	(177,154)	4,876	-	-	177,154	(4,876)	-	-
Transfers from stage 2 to stage 1	631,692	(57,920)	(631,692)	57,920	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(167,345)	24,239	167,345	(24,239)	-	-
Transfers from stage 3 to stage 1	76,940	(31,918)	-	-	(76,940)	31,918	-	-
Transfers from stage 3 to stage 2	-	-	169,137	(65,918)	(169,137)	65,918	-	-
Remeasurement arising from transfer of stage	(50,316)	54,296	(35,924)	(15,576)	38,394	(154,824)	(47,846)	(116,104)
Remeasurement from remaining in the stage	(1,116,457)	(22)	(28,542)	2,899	36,226	(86,293)	(1,108,773)	(83,416)
Remeasurement due to changes in economics factors	-	2,356	-	5,127	-	7,967	-	15,450
Remeasurement due to changes in model inputs	-	11,908	-	(19,835)	-	13,992	-	6,065
Remeasurement due to methodological changes	-	14,185	-	5,684	-	(737)	-	19,132
New financial assets purchased/originated(1)	4,076,279	(22,365)	32,271	(5,581)	12,444	(5,631)	4,120,994	(33,577)
Financial assets that have been derecognized	(1,598,993)	10,316	(123,901)	11,462	(110,191)	60,500	(1,833,085)	82,278
Charges-off	(6,645)	56	(1,330)	117	(96,745)	104,547	(104,720)	104,720
Foreign Exchange and other movements	78,510	(255)	5,045	(385)	2,473	(809)	86,028	(1,449)
Balance at December 31, 2019	21,584,674	(115,817)	1,340,380	(166,255)	1,058,229	(578,593)	23,983,283	(860,665)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	958,491	(41,971)	80,805	(15,421)	116,902	(79,981)	1,156,198	(137,373)
Transfers of financial instruments:	(67,212)	3,457	203	364	67,009	(3,821)	-	-
Transfers from stage 1 to stage 2	(37,819)	2,575	37,819	(2,575)	-	-	-	-
Transfers from stage 1 to stage 3	(61,169)	5,299	-	-	61,169	(5,299)	-	-
Transfers from stage 2 to stage 1	30,270	(3,779)	(30,270)	3,779	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(17,119)	3,920	17,119	(3,920)	-	-
Transfers from stage 3 to stage 1	1,506	(638)	-	-	(1,506)	638	-	-
Transfers from stage 3 to stage 2	-	-	9,773	(4,760)	(9,773)	4,760	-	-
Remeasurement arising from transfer of stage	(7,671)	2,635	(9,868)	(1,008)	(29,962)	(46,609)	(47,501)	(44,982)
Remeasurement from remaining in the stage	(145,152)	5,502	(2,408)	697	(941)	(4,000)	(148,501)	2,199
Remeasurement due to changes in economics factors	-	51	-	15	-	55	-	121
Remeasurement due to changes in model inputs	-	5,476	-	757	-	1,940	-	8,173
Remeasurement due to methodological changes	-	1,407	-	349	-	(160)	-	1,596
New financial assets purchased/originated(1)	620,375	(25,971)	24,173	(7,891)	25,901	(22,041)	670,449	(55,903)
Financial assets that have been derecognized	(260,493)	8,775	(11,664)	2,339	(17,402)	8,844	(289,559)	19,958
Charges-off	(13,142)	1,250	(11,400)	3,214	(41,367)	61,445	(65,909)	65,909
Foreign Exchange and other movements	3,460	(67)	378	(30)	393	(117)	4,231	(214)
Balance at December 31, 2019	1,088,656	(39,456)	70,219	(16,615)	120,533	(84,445)	1,279,408	(140,516)
(1)	Includes financial assets purchased, originated and restructured.